Investments	12 Months Ended
Dec. 31, 2021
Investments

7.	Investments

(i)	Addicting Games, Inc.

In April 2019, Enthusiast Properties entered into a Senior Convertible Debenture Purchase Agreement to invest in Addicting Games, an innovator in casual gaming. Under the Senior Convertible Debenture Purchase Agreement, Enthusiast Properties invested USD $1,500,000 by way of a 3-year secured convertible debenture with interest accruing at 2% per annum. The convertible debenture and accrued interest can be converted into common shares of Addicting Games at the option of the Company based on a conversion price which is the lesser of the price of the common shares as valued in Addicting Games’ next equity raise or a liquidation event or by dividing USD $30,000,000 by the aggregate number of outstanding common shares, warrants and options.

The convertible debenture has been accounted for in accordance with IFRS 9, as a financial asset at fair value, with changes in fair value recognized in profit and loss as they arise at each subsequent reporting period.

(i)	Addicting Games, Inc (continued)

The fair value of the convertible debenture was valued using a binomial model using a ‘with derivatives’ and ‘without derivatives’ approach. The ‘with derivatives’ approach fair values the convertible debenture with the conversion option. The ‘without derivatives’ approach fair values the convertible debenture by treating the debt component of the loan as a plain vanilla bond. The fair value of the debt portion was determined using the discounted cash flow method by discounting the expected cash flows using a risk-adjusted discount rate. The difference in fair values from the ‘with’ and ‘without’ approaches represents the fair value of the embedded derivative component (the conversion option). The ‘with’ and ‘without’ scenarios assumed the occurrence of i) a liquidity event, as well as, ii) a non-liquidity event, and considered the fair value of the conversion option to be the weighted average of these two values.

The Company acquired Addicting Games on September 3, 2021. The convertible debenture plus interest receivable is effectively settled on the date of acquisition, see Note 5. Historically, the fair value of the convertible debentures is determined assuming the occurrence of i) a liquidity event, as well as, ii) a non-liquidity event. As this is a step-acquisition under IFRS 3, the revaluation of the convertible debenture is performed as of September 3, 2021. As the Company has full knowledge of the upcoming acquisition of Addicting Games, the fair value under the no-liquidity event scenario is not required as the probability of a liquidity event was 100% as at the September 3, 2021 revaluation date.

The valuation of the investment included the following inputs for a liquidity event:

	September 3, 2021	December 31, 2020

Liquidity event probability	100.00%	50.00%
Exercise price for conversion	USD $15	USD $15
Time to maturity	0.01 years	0.51 years
Initial stock price	USD $15	USD $15
Volatility	95.00%	131.10%
Risk free interest rate	0.05%	0.09%
Credit spread	262 bps	317 bps
Risk adjusted rate	2.66%	3.26%
Discount for lack of marketability (“DLOM”)	14.00%	21.00%
Synthetic credit rating	B	B+

The valuation of the investment included the following inputs for a ‘no’ liquidity event:

	September 3, 2021	December 31, 2020

‘No’ liquidity event probability	0.00%	50.00%
Exercise price for conversion	USD $15	USD $15
Time to maturity	0.60 years	1.27 years
Initial stock price	USD $15	USD $15
Volatility	130.00%	144.70%
Risk free interest rate	0.06%	0.11%
Credit spread	285 bps	346 bps
Risk adjusted rate	2.89%	3.57%
DLOM	14.00%	21.00%
Synthetic credit rating	B	B+

As at September 3, 2021, the expected liquidity event date is estimated to be September 3, 2021. As at December 31, 2020, the expected liquidity event date was estimated to be July 5, 2021.

As at September 3, 2021, the debt portion has been valued at $1,967,790 (December 31, 2020 - $1,948,950) and the derivative portion has been valued at $147,735 (December 31, 2020 - $657,150). The fair value of the long-term investment is $2,115,525 (December 31, 2020 - $2,606,100). The loss from the change in the fair value of the long-term investment during the year ended December 31, 2021 of $444,764 (December 31, 2020 – gain of $183,951) is included in the consolidated statement of loss and comprehensive loss. The loss from the change in foreign exchange movements during the year ended December 31, 2021 of $45,811 (December 31, 2020 – $58,256) is included in the foreign currency translation adjustment in the consolidated statement of loss and comprehensive loss.

(ii)	Waveform Entertainment Inc.

In April 2019, Enthusiast Properties, through a wholly-owned subsidiary, signed a definitive agreement to purchase 20% of the issued and outstanding shares (“Purchased Shares”) in Waveform Entertainment Inc. (“Waveform”) for an aggregate consideration of $1,680,000 (the “Subscription Price”). Waveform is a leading esports broadcast and production company specializing in the organization of premium esports tournaments world-wide.

The Purchased Shares were to be purchased pursuant to the terms of a share subscription agreement, among Waveform and a wholly owned subsidiary of Enthusiast Properties created for the purpose of the transaction. Pursuant to the share subscription agreement, Enthusiast Properties agreed to purchase the Purchased Shares in three tranches: (i) on April 4, 2019, Enthusiast Properties purchased 8.1% of the Purchased Shares for a portion of the Subscription Price, being $680,000; (ii) on or before (as decided by Enthusiast Properties) October 4, 2019, 5.95% of the Purchased Shares for a portion of the Subscription Price, being $500,000; and (iii) on or before (as decided by Enthusiast Properties) June 3, 2020, 5.95% of the Purchased Shares for a portion of the Subscription Price, being $500,000.

The Company has recognized the investment in accordance with IFRS 9, as a financial asset at fair value, with changes in fair value recognized in profit and loss as they arise at each subsequent reporting period.

In April 2019, $680,000 had been paid to Waveform. On December 31, 2019, the Company and Waveform entered into a Share Repurchase Agreement in which Waveform agreed to repurchase the shares acquired by the Company for $680,000. On February 14, 2020, the Company received proceeds of $680,000 pursuant to the Waveform Share Repurchase Agreement and no longer holds an investment in Waveform.

A summary of the Company’s investments at December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Addicting Games Inc.	$-	$2,606,100
Guaranteed investment certificates	131,342	124,998
Total investments	131,342	2,731,098
Current portion of investments	131,342	124,998
Long-term portions of investments	$-	$2,606,100